Note 5 - Consolidated Financial Statement Details (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Disclosure Text Block Supplement [Abstract]
Cash, Cash Equivalents and Investments [Table Text Block]
	December 31,
	2013	2012
Cash	$798	$31,024
Money market deposit accounts	28,022	—
Money market funds	1,293	44
	$30,113	$31,068

Schedule of Other Assets [Table Text Block]
	December 31,
	2013	2012
Prepaid insurance	$84	$60
Prepaid rent	41	39
Prepaid taxes	16	50
Other	3	20
	$144	$169

Property, Plant and Equipment [Table Text Block]
	December 31,
	2013	2012
Computer and office equipment	$35	$35
Furniture and fixtures	360	365
Leasehold improvements	23	23
Software	23	24
	441	447
Less accumulated depreciation	(440)	(415)
	$1	$32

Schedule of Accrued Liabilities [Table Text Block]
	September 30, 2014	December 31, 2013

Accrued lease obligations	$193	$229
Other	24	24
	$217	$253

	December 31,
	2013	2012

Deferred rent	$—	$226
Accrued lease obligations (see Note 6)	229	95
Other	24	25
	$253	$346